Subsequent Events (Details) - USD ($)						12 Months Ended
	Apr. 30, 2026	Jan. 15, 2026	Jul. 21, 2025	Jul. 17, 2025	Nov. 08, 2024	Dec. 31, 2025	Jun. 30, 2025	Dec. 30, 2024
Subsequent Events [Line Items]
Percentage of purchase price					80.00%
Number of trading days			10 days	10 days	20 days
Secured Convertible							$ 33,036,000,000
Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase price					$ 5,000,000	$ 2,650,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price		$ 5,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Per price (in Dollars per share)								$ 117
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued	$ 39,828,000,000
ADSs [Member]
Subsequent Events [Line Items]
Purchase price					$ 5,000,000
ADSs [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Per price (in Dollars per share)		$ 2.1624
ADSs [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Per price (in Dollars per share)		$ 0.0000665